                                       THE STRONG
                                       ----------
                                    MONEY MARKET FUND
                           ----------------------------------
                            SEMI-ANNUAL REPORT o APRIL 30,1998
                           ----------------------------------


                           [PHOTO OF STRONG FUNDS HEADQUARTERS]


                                       [STRONG LOGO]
                                       STRONG FUNDS

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING

These common-sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863. We're here 24 hours a day, seven days a week to take your call.

-------------------------------------------------------------------------------
                                        [PICTURE OF FOLDER LABELED INVESTMENTS]
1. HAVE A PLAN. Even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

-------------------------------------------------------------------------------
                                                             [PICTURE OF CLOCK]
2. START INVESTING AS SOON AS POSSIBLE. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.



-------------------------------------------------------------------------------
                                [PICTURE OF PIE CHART OF ASSET DIVERSIFICATION]
3. DIVERSIFY YOUR PORTFOLIO. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

-------------------------------------------------------------------------------
                                           [PICTURE OF MEMO REMINDER TO INVEST]
4. INVEST REGULARLY. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

-------------------------------------------------------------------------------
                                              [PICTURE OF GRAPH SLOPING UPWARD]
5. MAINTAIN A LONG-TERM PERSPECTIVE. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and of principal loss.

-------------------------------------------------------------------------------
             [PICTURE OF PIE CHART OF ASSET DIVERSIFICATION EMPHASIZING STOCKS]
6. CONSIDER STOCKS TO HELP ACHIEVE MAJOR LONG-TERM GOALS. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

-------------------------------------------------------------------------------
                                                       [PICTURE OF DOLLAR SIGN]
7. KEEP A COMFORTABLE AMOUNT OF CASH IN YOUR PORTFOLIO. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

-------------------------------------------------------------------------------
                                                  [PICTURE OF MAGNIFYING GLASS]
8. KNOW WHAT YOU'RE BUYING. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions...request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

                                     THE STRONG
                                     ----------
                                 MONEY MARKET FUND
                        -----------------------------------
                        SEMI-ANNUAL REPORT o APRIL 30, 1998
                        -----------------------------------




                                  TABLE OF CONTENTS


INVESTMENT REVIEW
     The Strong Money Market Fund.............................................2

FINANCIAL INFORMATION
     Schedule of Investments in Securities....................................4
     Statement of Assets and Liabilities......................................9
     Statement of Operations..................................................9
     Statements of Changes in Net Assets.....................................10
     Notes to Financial Statements...........................................11

FINANCIAL HIGHLIGHTS.........................................................12

==============================
THE STRONG MONEY MARKET FUND
==============================


IN THE PAST SIX MONTHS, THE U.S. ECONOMY CONTINUED ITS REMARKABLY POSITIVE PERFORMANCE OF RECENT YEARS.

The Strong Money Market Fund seeks current income, a stable share price, and daily liquidity. The Fund invests in corporate, bank, and government instruments that present minimal credit risk.(1)

PERFORMANCE
The Strong Money Market Fund has been among the top performing money market funds in America since inception in 1985. Lipper Analytical Services, Inc. ranked the Strong Money Market Fund among the top 11% of all money market funds for the 1-year period ended April 30, 1998, and among the top 4% for the 5- and 10-year periods, based on total return for the same period.(2)

In the six-month period ended April 30, 1998, the Fund earned a total return of 2.61%. For the trailing twelve-month period ended April 30, 1998, the Fund earned a total return of 5.38%. Our performance is attributable to opportunistic management of the portfolio's maturity structure; careful issue selection enabled us to add significant value versus our benchmark while maintaining high credit quality. Shareholders also benefited from the Fund's lower than industry average expense ratio.

RECENT MACRO-ECONOMIC CONDITIONS
In the past six months, the U.S. economy continued its remarkably positive performance of recent years. Gross Domestic Product growth has averaged around 4% on an annualized basis, while job growth has been robust and the unemployment rate has remained below 5%. These are conditions which have in the past been associated with a tendency toward higher inflation, and in turn often prompted a more restrictive monetary policy from the Federal Reserve. Indeed, the job of the monetary authorities has been jokingly described as 'taking away the punch bowl just when the party gets going!'

The last half year has been exceptional, however, in that inflation has remained subdued and has in fact fallen to new cyclical and secular lows. Without the unwanted presence of inflation at the banquet, Alan Greenspan and his fellow Federal Open Market Committee members have had little reason to 'take away the punchbowl' by raising short term rates. By the same token, solid U.S. growth has diminished the need for a relaxed monetary policy, permitting the Federal Reserve to refrain from tinkering with liquidity conditions. It is difficult to predict how much longer this 'Goldilocks' economy can last. Fears of a slowdown in world growth rates caused by the financial troubles in Southeast Asia triggered an abrupt drop in intermediate- to longer-term interest rates in the fall and into early January of 1998. While the conditions in Asia have certainly contributed to lower inflation in the rest of the world, there is minimal evidence at this time of a significant drag on U.S. growth. Expectations that the Federal Reserve might have to ease to prevent an Asia-induced recession have all but vanished as of this writing.
=============================================================
                    LIPPER TOTAL
                  RETURN RANKINGS(2)
=============================================================
                   As of 4-30-98

                                   Rank Among
Time Period      Percentage     Money Market Funds

1-YEAR            TOP 11%          #33 OF 303

5-YEAR            TOP 4%            #7 OF 188

10-YEAR           TOP 4%            #5 OF 115

SINCE INCEPTION   TOP 3%            #3 OF 96

Category: Money Market Funds. Rankings and performance
are historical and do not represent future performance.
Source of Lipper rankings is Lipper Analytical Services, Inc.
=============================================================

OUTLOOK
There are many factors behind the recent benign economic conditions in the U.S., including the efficiencies gained by the implementation of high technology, effective monetary policy and favorable demographics as the 'baby-boom' generation hits its peak years of economic output. Sustained growth has also allowed a dramatic improvement in the fiscal condition of the federal government. We believe it is highly likely that the United States will experience a net surplus this fiscal year as tax revenues continue to pour into the Treasury faster than spending rises.
2

In view of the foregoing, we believe that monetary policy will remain on hold in the near future and possibly for many months to come. A low level of volatility in short-term interest rates is thus our expected case scenario. Accordingly, our current portfolio strategies are likely to remain in place for the near term while issue selection and opportunistic changes in yield curve exposure will be the primary sources of incremental return.

We remain dedicated to managing your Fund to provide stability of principal and an attractive yield in order to help you meet your investment goals.

[PHOTO OF JAY N. MUELLER]

Cordially,

/s/ Jay N. Mueller

Jay N. Mueller
Portfolio Manager


===========================================
3-MONTH T-BILL YIELDS THROUGH APRIL 1998
===========================================

[GRAPH]
4-97              5.23%
5-97              4.94%
6-97              5.17%
7-97              5.23%
8-97              5.22%
9-97              5.10%
10-97             5.20%
11-97             5.20%
12-97             5.35%
1-98              5.18%
2-98              5.31%
3-98              5.12%
4-98              4.97%
Source: Bloomberg
========================================











                                           ====================================
                                                        YIELD SUMMARY (3)
                                           ====================================
                                                        As of 4-30-98

                                              7-DAY CURRENT YIELD    5.19%

                                            7-DAY EFFECTIVE YIELD    5.33%

                                                AVERAGE MATURITY      57 DAYS
                                           ====================================


1 An  investment  in  the  Fund is neither insured nor guaranteed by the U.S.
  government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

2 From time to time the Fund's Advisor has waived its management fee and absorbed Fund expenses resulting in higher returns and without these waivers the rankings may have been lower.

3 Yields  are annualized for the 7-day period ended April 30, 1998. Effective yield reflects the compounding of income. Yields are historical and do not represent future yields, which will fluctuate. The Fund's Advisor temporarily waived fees of 0.02% and absorbed expenses of 0.33% during the 7-day period ended 4-30-98. Otherwise, the Fund's current yield would have been 4.84%, and its effective yield would have been 4.96%.
                                                                            3


SCHEDULE OF INVESTMENTS IN SECURITIES                                              APRIL 30, 1998 UNAUDITED)
------------------------------------------------------------------------------------------------------------
                                                       Principal     Yield to        Maturity      Amortized
                                                        Amount       Maturity         Date (a)       Cost
Security                                                                                            (Note 2)
------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT 1.0%
Deutsche Bank AG New York , 5.66%                     $19,750,000     5.77%         4/14/99    $19,730,160
------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                                   19,730,160
------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 87.3%
Abbey National North America Corporation               26,900,000     5.50         10/27/98     26,164,360
Alpine Securitization Corporation:
    (Acquired 2/06/98; Cost $16,015,929) (b)           16,429,000     5.42          7/23/98     16,223,701
    (Acquired 4/16/98; Cost $5,207,891) (b)             5,270,000     5.51          7/02/98      5,219,991
American Home Products Corporation                      1,000,000     5.48          7/10/98        989,345
                                                       26,713,000     5.48          7/14/98     26,412,093
American Honda Finance Corporation                      3,575,000     5.53          7/23/98      3,529,420
                                                       15,450,000     5.55          6/10/98     15,354,725
Anaheim, California Electric System                     9,235,000     5.65          6/01/98      9,235,000
Aon Corporation                                         5,000,000     5.54          6/02/98      4,975,378
                                                        2,400,000     5.54          6/05/98      2,387,073
                                                        2,200,000     5.55          5/18/98      2,194,234
                                                        7,000,000     5.56          5/07/98      6,993,513
                                                        4,550,000     5.56          5/19/98      4,537,351
                                                        2,000,000     5.56          6/05/98      1,989,189
Aristar, Inc.                                           5,000,000     5.57          6/17/98      4,963,640
                                                        5,084,000     5.58          5/05/98      5,080,847
Ascot Capital Corporation:
    (Acquired 2/04/98; Cost $4,929,475) (b)             5,000,000     5.46          5/08/98      4,994,692
    (Acquired 4/08/98; Cost $986,275) (b)               1,000,000     5.49          7/07/98        989,782
    (Acquired 3/20/98; Cost $4,561,406) (b)             4,625,000     5.50          6/18/98      4,591,083
    (Acquired 3/27/98; Cost $14,795,671) (b)           15,000,000     5.51          6/24/98     14,876,025
Atlas Copco AB:
    (Acquired 2/23/98; Cost $3,612,434) (b)             3,650,000     5.53          5/01/98      3,650,000
    (Acquired 2/25/98; Cost $3,957,603) (b)             4,000,000     5.53          5/05/98      3,997,542
    (Acquired 4/21/98; Cost $4,466,401) (b)             4,525,000     5.55          7/14/98      4,473,377
    (Acquired 4/16/98; Cost $6,157,500) (b)             6,250,000     5.55          7/21/98      6,171,953
    (Acquired 4/03/98; Cost $3,941,311) (b)             4,000,000     5.56          7/07/98      3,958,609
Avon Capital Corporation (Acquired 4/15/98;
     Cost $2,989,788) (b)                               3,000,000     5.57          5/07/98      2,997,215
Barton Capital Corporation:
    (Acquired 4/13/98; Cost $21,415,923) (b)           21,700,000     5.48          7/08/98     21,475,381
    (Acquired 3/03/98; Cost $750,910) (b)                 761,000     5.55          5/28/98        757,832
Beta Finance, Inc. (Acquired 4/16/98;
     Cost $4,862,236) (b)                               5,000,000     5.45         10/15/98      4,873,590
Brazos River Authority Texas Pollution
     Control Revenue                                   10,895,000     5.55          5/13/98     10,895,000
                                                       15,000,000     5.58          7/13/98     15,000,000
British Gas Capital, Inc.                              18,425,000     5.38          8/20/98     18,119,360
                                                        9,000,000     5.45          6/29/98      8,919,612
Budget Funding Corporation                             14,855,000     5.52          6/10/98     14,763,889
CSC Enterprises                                         3,400,000     5.50          7/13/98      3,362,081
                                                       18,500,000     5.54          5/18/98     18,451,602
Calcasieu Parish, Inc. Louisiana
    Industrial Development
    Board Environmental Revenue                        17,375,000     5.54          6/12/98     17,375,000
Calcot, Ltd.                                            5,000,000     5.65          6/05/98      4,972,535
                                                        2,000,000     5.68          6/09/98      1,987,693
                                                          700,000     5.70          6/03/98        696,342
California Pollution Control Financing
Authority Environmental Improvement Revenue:
    (Acquired 3/04/98; Cost $15,825,000) (b)           15,825,000     5.55          7/15/98     15,825,000
    (Acquired 3/11/98; Cost $6,000,000) (b)             6,000,000     5.57          6/04/98      6,000,000
Centre Square Funding Corporation:
    (Acquired 4/16/98; Cost $10,652,248) (b)           10,700,000     5.54          5/15/98     10,676,947
    (Acquired 4/27/98; Cost $8,760,657) (b)             8,800,000     5.55          5/26/98      8,766,083
    (Acquired 4/03/98; Cost $4,480,540) (b)             4,500,000     5.56          5/01/98      4,500,000
Centric Capital Corporation:
    (Acquired 4/06/98; Cost $5,133,145) (b)             5,200,000     5.51          6/29/98      5,153,043
    (Acquired 4/06/98; Cost $4,440,767) (b)             4,500,000     5.51          7/01/98      4,457,986
    (Acquired 4/28/98; Cost $7,204,512) (b)             7,300,000     5.54          7/22/98      7,207,882
    (Acquired 4/03/98; Cost $4,978,417) (b)             5,000,000     5.55          5/01/98      5,000,000
Certain Funding Corporation:
    (Acquired 2/11/98; Cost $1,972,904) (b)             2,000,000     5.48          5/11/98      1,996,956
    (Acquired 2/05/98; Cost $9,870,139) (b)            10,000,000     5.50          5/01/98     10,000,000
    (Acquired 4/23/98; Cost $5,916,432) (b)             6,000,000     5.51          7/23/98      5,923,778
    (Acquired 3/24/98; Cost $4,124,780) (b)             4,180,000     5.53          6/18/98      4,149,179
  4






------------------------------------------------------------------------------------------------------------
                                                        Principal     Yield to       Maturity      Amortized
                                                         Amount       Maturity        Date (a)         Cost
Security                                                                                            (Note 2)
------------------------------------------------------------------------------------------------------------
CIGNA Corporation                                     $12,000,000     5.46%         5/06/98    $11,990,900
                                                       10,000,000     5.47          5/05/98      9,993,922
Cooperative Association Tractor Dealers, Inc.:
    Series A                                            3,000,000     5.52          6/09/98      2,982,060
                                                        2,300,000     5.52          7/23/98      2,270,729
    Series B                                            4,800,000     5.51          7/24/98      4,738,288
                                                        1,000,000     5.52          7/02/98        990,493
                                                        1,670,000     5.52          7/20/98      1,649,515
Countrywide Funding Corporation                         9,975,000     5.54          5/26/98      9,936,624
Den Norske Bank                                        16,650,000     5.49          6/08/98     16,553,513
Duke Capital Corporation:
    (Acquired 4/07/98; Cost $11,375,941) (b)           11,550,000     5.48          7/15/98     11,418,138
    (Acquired 2/24/98; Cost $2,963,792) (b)             3,000,000     5.50          5/14/98      2,994,042
    (Acquired 2/20/98; Cost $6,910,167) (b)             7,000,000     5.50          5/15/98      6,985,028
    (Acquired 3/03/98; Cost $3,947,772) (b)             4,000,000     5.53          5/27/98      3,984,024
Enterprise Funding Corporation:
    (Acquired 4/15/98; Cost $4,902,875) (b)             4,972,000     5.50          7/15/98      4,915,029
    (Acquired 3/30/98; Cost $6,887,300) (b)             7,000,000     5.52          7/13/98      6,921,647
    (Acquired 4/30/98; Cost $10,430,519) (b)           10,500,000     5.54          6/12/98     10,432,135
Fina Oil & Chemical Company
    (Acquired 4/13/98; Cost $7,197,021) (b)             7,300,000     5.52          7/14/98      7,217,169
Finova Capital Corporation                              6,000,000     5.52          6/26/98      5,948,480
                                                        8,700,000     5.53          5/04/98      8,695,991
                                                        6,950,000     5.53          6/23/98      6,893,417
Ford Motor Credit Company                              20,000,000     5.44          5/06/98     19,984,889
                                                        3,000,000     5.45          5/08/98      2,996,821
Fountain Square Commercial Corporation
    (Acquired 2/11/98; Cost $5,143,902) (b)             5,288,000     5.45          8/10/98      5,207,145
Franklin Resources, Inc.:
    (Acquired 2/05/98; Cost $3,452,313) (b)             3,500,000     5.45          5/06/98      3,497,351
    (Acquired 2/03/98; Cost $7,887,367) (b)             8,000,000     5.45          5/07/98      7,992,733
    (Acquired 4/14/98; Cost $4,689,767) (b)             4,750,000     5.50          7/06/98      4,702,104
    (Acquired 3/20/98; Cost $9,194,339) (b)             9,330,000     5.51          6/23/98      9,254,316
Frigate Funding Corporation
    (Acquired 4/23/98; Cost $8,147,096) (b)             8,200,000     5.53          6/04/98      8,157,173
GTE Corporation                                         9,365,000     5.72          5/05/98      9,359,048
General Electric Capital Corporation                   24,350,000     5.49          6/05/98     24,220,032
General Motors Acceptance Corporation                   5,000,000     5.43          8/04/98      4,928,354
Goldman Sachs Group LP                                  3,120,000     5.51          6/11/98      3,100,421
                                                       16,880,000     5.51          6/12/98     16,771,490
Greenwich Funding Corporation:
    (Acquired 3/26/98 - 4/14/98; Cost $8,642,131) (b)   9,000,000     5.45         12/18/98      8,685,134
    (Acquired 4/16/98; Cost $12,896,205) (b)           13,076,000     5.50          7/15/98     12,926,171
Guardian Industries Corporation                        12,000,000     5.53          5/15/98     11,974,193
Gulf Coast Waste Disposal
    Authority Pollution Control Revenue                 7,300,000     5.55          5/12/98      7,300,000
Halifax PLC                                            13,200,000     5.49          7/02/98     13,075,194
                                                       11,800,000     5.60          5/12/98     11,779,809
Harley-Davidson Funding Corporation:
    (Acquired 2/02/98; Cost $4,930,739) (b)             5,000,000     5.48          5/04/98      4,997,717
    (Acquired 2/10/98; Cost $3,944,900) (b)             4,000,000     5.51          5/11/98      3,993,878
    (Acquired 4/17/98; Cost $6,242,040) (b)             6,300,000     5.52          6/16/98      6,255,564
Harris County, Texas Industrial Development
    Corporation Solid Waste Disposal Revenue:
    (Acquired 2/10/98; Cost $5,000,000) (b)             5,000,000     5.57          5/11/98      5,000,000
    (Acquired 2/09/98; Cost $8,000,000) (b)             8,000,000     5.57          5/12/98      8,000,000
    (Acquired 3/10/98; Cost $3,500,000) (b)             3,500,000     5.62          7/15/98      3,500,000
    (Acquired 4/01/98; Cost $6,100,000) (b)             6,100,000     5.62          7/31/98      6,100,000
Heller Financial, Inc.                                  2,650,000     5.82          5/20/98      2,641,860
Household International, Inc.:
    (Acquired 3/02/98; Cost $17,339,898) (b)           17,540,000     5.55          5/15/98     17,502,143
    (Acquired 3/30/98; Cost $6,638,619) (b)             6,700,000     5.59          5/28/98      6,671,910
ING America Insurance Holdings, Inc.                   13,000,000     5.43          7/06/98     12,870,585
International Securitization Corporation
    (Acquired 3/19/98; Cost $23,590,080) (b)           24,000,000     5.49          7/09/98     23,747,460
Jefferson Smurfit Finance Corporation                   3,300,000     5.47          5/12/98      3,294,484
                                                        6,600,000     5.50          5/05/98      6,595,967
                                                        3,000,000     5.50          5/15/98      2,993,583
                                                        1,150,000     5.53          6/09/98      1,143,111
                                                        5,000,000     5.54          6/02/98      4,975,378
Johnson Controls, Inc.                                        100     5.26         Upon Demand         100
                                                                                                         5











   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)                              APRIL 30, 1998 (UNAUDITED)
------------------------------------------------------------------------------------------------------------
                                                       Principal     Yield to        Maturity     Amortized
                                                        Amount       Maturity        Date (a)        Cost
Security                                                                                           (Note 2)
------------------------------------------------------------------------------------------------------------
KZH Holding Corporation III:
    (Acquired 2/10/98; Cost $5,494,407) (b)           $ 5,639,000     5.43%         7/30/98    $ 5,562,451
    (Acquired 3/10/98; Cost $8,733,163) (b)             8,888,000     5.55          7/01/98      8,804,416
    (Acquired 4/21/98; Cost $3,891,860) (b)             3,938,000     5.55          7/06/98      3,897,931
    (Acquired 4/21/98; Cost $1,267,572) (b)             1,283,000     5.55          7/08/98      1,269,550
KZH-ING-1 Corporation:
    (Acquired 2/13/98; Cost $2,960,125) (b)             3,000,000     5.50          5/11/98      2,995,417
    (Acquired 4/14/98; Cost $1,209,353) (b)             1,225,000     5.54          7/06/98      1,212,558
    (Acquired 4/21/98; Cost $1,773,098) (b)             1,793,000     5.55          7/02/98      1,775,862
KZH-Soleil Corporation:
    (Acquired 2/27/98; Cost $8,070,722) (b)             8,183,000     5.55          5/27/98      8,150,200
    (Acquired 2/27/98; Cost $2,268,088) (b)             2,300,000     5.55          5/28/98      2,290,426
    (Acquired 4/17/98; Cost $25,760) (b)                   26,000     5.55          6/16/98         25,816
    (Acquired 4/21/98; Cost $3,035,093) (b)             3,062,000     5.55          6/17/98      3,039,813
Kitty Hawk Funding Corporation:
    (Acquired 4/23/98; Cost $2,935,714) (b)             3,009,000     5.48          9/30/98      2,939,378
    (Acquired 3/26/98; Cost $9,959,952) (b)            10,184,000     5.50          8/17/98     10,015,964
    (Acquired 4/02/98; Cost $9,152,989) (b)             9,400,000     5.50          9/21/98      9,194,636
Lexington Parker Capital Corporation:
    (Acquired 2/03/98; Cost $8,238,795) (b)             8,400,000     5.44          6/10/98      8,349,227
    (Acquired 3/11/98; Cost $1,392,055) (b)             1,410,000     5.52          6/02/98      1,403,082
    (Acquired 4/24/98; Cost $12,818,607) (b)           13,000,000     5.52          7/24/98     12,832,560
LOCAP, Inc. (Acquired 4/29/98; Cost $4,902,783) (b)     4,925,000     5.60          5/28/98      4,904,315
Market Street Funding Corporation:
    (Acquired 3/12/98; $2,961,820) (b)                  3,000,000     5.52          6/03/98      2,984,820
    (Acquired 3/19/98; $19,167,556) (b)                19,400,000     5.53          6/05/98     19,295,698
    (Acquired 4/07/98; $6,242,800) (b)                  6,300,000     5.54          6/05/98      6,266,067
Marshall & Ilsley Corporation                           5,000,000     5.55          5/07/98      4,995,375
                                                        5,000,000     5.55          5/08/98      4,994,604
                                                        9,500,000     5.55          5/27/98      9,461,921
Martin Marietta Materials, Inc.:
    (Acquired 3/24/98; Cost $7,938,222) (b)             8,000,000     5.56          5/13/98      7,985,173
    (Acquired 4/23/98; Cost $1,991,969) (b)             2,000,000     5.56          5/19/98      1,994,440
    (Acquired 4/09/98; Cost $2,484,141) (b)             2,500,000     5.57          5/20/98      2,492,651
    (Acquired 4/14/98; Cost $6,363,296) (b)             6,400,000     5.58          5/21/98      6,380,160
    (Acquired 4/15/98; Cost $3,977,680) (b)             4,000,000     5.58          5/21/98      3,987,600
Merrill Lynch & Company, Inc.                           8,775,000     5.37          8/14/98      8,637,562
                                                        8,000,000     5.46          9/11/98      7,838,627
                                                        6,925,000     5.53          5/08/98      6,917,554
Minolta Corporation                                     5,100,000     5.56          6/09/98      5,069,281
Monsanto Company:
    (Acquired 2/02/98; Cost $7,835,296) (b)             8,000,000     5.41          6/19/98      7,941,091
    (Acquired 2/25/98; Cost $5,107,931) (b)             5,225,000     5.45          7/23/98      5,159,346
    (Acquired 3/16/98; Cost $1,960,567) (b)             2,000,000     5.46          7/24/98      1,974,520
Morgan Stanley, Dean Witter & Company                  20,000,000     5.45          8/26/98     19,645,750
National Australia Funding, Inc.                       25,900,000     5.66          6/01/98     25,773,766
National Fuel Gas Company                              10,000,000     5.55          5/22/98      9,967,625
                                                        7,600,000     5.57          6/16/98      7,545,909
New York Life Capital Corporation                       2,000,000     5.50          6/04/98      1,989,611
                                                        1,000,000     5.50          6/12/98        993,583
                                                       19,735,000     5.51          6/05/98     19,629,281
                                                          500,000     5.52         10/09/98        487,657
Newell Company (Acquired 3/27/98; Cost $9,945,750) (b) 10,000,000     5.58          5/01/98     10,000,000
Nordbanken North America, Inc.                         14,000,000     5.37          8/25/98     13,757,753
                                                        8,500,000     5.40          8/27/98      8,349,550
Oakland-Alameda County, California Coliseum Authority  15,000,000     5.57          5/15/98     15,000,000
                                                       10,000,000     5.55          5/12/98     10,000,000
Oklahoma State Industrial Finance Authority             3,100,000     5.60          5/01/98      3,100,000
                                                       10,000,000     5.69          8/01/98     10,000,000
Old Line Funding Corporation:
    (Acquired 4/22/98; Cost $1,549,677) (b)             1,560,000     5.54          6/04/98      1,551,837
    (Acquired 4/28/98; Cost $1,117,209) (b)             1,125,000     5.54          6/12/98      1,117,729
    (Acquired 4/22/98; Cost $1,139,841) (b)             1,151,000     5.54          6/24/98      1,141,435
    (Acquired 4/03/98; Cost $2,987,050) (b)             3,000,000     5.55          5/01/98      3,000,000
  6

----------------------------------------------------------------------------------------------------------
                                                       Principal     Yield to     Maturity     Amortized
                                                        Amount       Maturity     Date (a)       Cost
Security                                                                                       (Note 2)
----------------------------------------------------------------------------------------------------------
Peacock Funding Corporation:
    (Acquired 4/09/98; Cost $7,841,400) (b)          $ 8,000,000     5.49%         8/17/98  $   7,868,240
    (Acquired 4/07/98; Cost $6,513,283) (b)            6,600,000     5.50          7/02/98      6,537,483
    (Acquired 4/13/98; Cost $2,374,240) (b)            2,400,000     5.52          6/22/98      2,380,864
    (Acquired 3/19/98; Cost $5,941,620) (b)            6,000,000     5.56          5/21/98      5,981,467
Reliastar Mortgage Corporation                         6,425,000     5.52          6/09/98      6,386,579
Repeat Offering Securitization Entity, Inc.:
    (Acquired 4/28/98; Cost $14,169,930) (b)          14,300,000     5.55          6/26/98     14,176,543
    (Acquired 4/27/98; Cost $985,971) (b)              1,000,000     5.55          7/27/98        986,587
    (Acquired 4/30/98; Cost $6,115,424) (b)            6,200,000     5.55          7/28/98      6,115,887
SAFECO Corporation:
    (Acquired 2/24/98; Cost $3,858,888) (b)            3,900,000     5.50          5/04/98      3,898,213
    (Acquired 4/21/98; Cost $11,129,778) (b)          11,275,000     5.52          7/14/98     11,147,066
SAFECO Credit Corporation:
                                                       3,500,000     5.54          6/24/98      3,470,915
                                                       2,525,000     5.54          7/21/98      2,493,526
                                                       1,250,000     5.57          6/12/98      1,241,877
Salomon Smith Barney Holdings, Inc.                   22,900,000     5.47          5/05/98     22,886,082
Sherwin-Williams Company:
    (Acquired 3/06/98; Cost $6,409,796) (b)            6,500,000     5.49          6/05/98      6,465,306
    (Acquired 3/06/98; Cost $2,972,500) (b)            3,000,000     5.50          5/05/98      2,998,167
Sigma Finance, Inc
    (Acquired 1/08/98; Cost $1,944,592) (b)            2,000,000     5.45          7/10/98      1,978,806
    (Acquired 2/04/98; Cost $4,339,940) (b)            4,400,000     5.46          5/05/98      4,397,331
    (Acquired 4/07/98; Cost $4,530,678) (b)            4,600,000     5.48          7/15/98      4,547,483
    (Acquired 3/05/98; Cost $11,366,817) (b)          11,550,000     5.49          6/17/98     11,467,215
Society of New York Hospital Fund, Inc.                5,000,000     5.48          7/17/98      4,941,395
                                                       4,000,000     5.52          8/13/98      3,936,213
Spintab-Swedmortgage AB                                7,000,000     5.45          6/09/98      6,958,671
                                                       9,650,000     5.50          7/15/98      9,539,427
                                                      10,000,000     5.51          7/15/98      9,885,208
Sunshine State Governmental Financing Commission       6,266,000     5.54          5/12/98      6,255,393
Svenska Handelsbanken, Inc.                           21,125,000     5.46         10/23/98     20,564,307
System Capital Finance Corporation                    12,500,000     5.53          5/14/98     12,475,038
TRW, Inc.:
    (Acquired 4/07/98; Cost $7,914,756) (b)            8,000,000     5.48          6/16/98      7,943,982
    (Acquired 4/09/98; Cost $3,939,720) (b)            4,000,000     5.48          7/17/98      3,953,116
Tribune Company:
    (Acquired 4/20/98; Cost $7,897,893) (b)            8,000,000     5.47          7/13/98      7,911,264
    (Acquired 3/20/98; Cost $5,446,023) (b)            5,510,000     5.50          6/04/98      5,481,379
    (Acquired 4/07/98; Cost $7,317,469) (b)            7,400,000     5.50          6/19/98      7,344,603
Triple-A One Plus Funding Corporation:
    (Acquired 2/18/98; Cost $1,974,473) (b)            2,000,000     5.47          5/13/98      1,996,353
    (Acquired 4/09/98; Cost $12,872,658) (b)          13,000,000     5.51          6/12/98     12,916,432
Tulip Funding Corporation
    (Acquired 4/24/98; Cost $27,295,823) (b)          27,695,000     5.52          7/27/98     27,325,549
USAA Capital Corporation                               3,550,000     5.42         10/30/98      3,452,726
                                                      17,100,000     5.46          7/17/98     16,900,300
UNIfunding, Inc.                                      22,450,000     5.48         10/21/98     21,858,792
Variable Funding Capital Corporation:
    (Acquired 4/09/98; Cost $16,761,924) (b)          17,000,000     5.48          7/10/98     16,818,856
    (Acquired 3/31/98; Cost $4,682,020) (b)            4,750,000     5.54          7/02/98      4,704,680
Warner Lambert Company                                   558,300     5.23         Upon Demand     558,300
West Baton Rouge Parish, Louisiana:
    (Acquired 3/13/98; Cost $5,000,000) (b)            5,000,000     5.63          7/08/98      5,000,000
    (Acquired 3/12/98; Cost $10,000,000) (b)          10,000,000     5.64          7/21/98     10,000,000
Whiting, Indiana Industrial Sewage and
    Solid Waste Disposal Revenue                      10,000,000     5.60          7/09/98     10,000,000
Wood Street Funding Corporation:
    (Acquired 4/20/98; Cost $5,920,105) (b)            6,000,000     5.51          7/16/98      5,930,207
    (Acquired 4/09/98; Cost $2,984,332) (b)            3,000,000     5.53          5/13/98      2,994,470
Yorkshire Building Society                            19,350,000     5.50          6/08/98     19,237,662
----------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                                                      1,622,365,709
----------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS 3.2%
American Honda Finance Corporation Floating
    Rate Medium Term Notes (Acquired 7/22/97;
    Cost $4,000,000) (b)                               4,000,000     5.69          7/27/98      4,000,000
Bank of America National Association Phoenix,
    Arizona Short Term Bank Notes, Tranche #7          4,000,000     5.95         10/22/98      3,999,089
                                                                                                       7


   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)                            APRIL 30, 1998 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                                       Principal     Yield to     Maturity     Amortized
                                                        Amount       Maturity     Date (a)       Cost
Security                                                                                      (Note 2)
-----------------------------------------------------------------------------------------------------------
Beta Finance, Inc. (Acquired 10/27/97;
    Cost $20,000,000) (b)                             $20,000,000    6.00%         10/27/98 $   20,000,000
CS First Boston, Inc. Floating
    Rate Medium Term Notes
    (Acquired 6/29/95; Cost $25,000,000) (b)           25,000,000     5.84          7/07/98     25,000,000
Federal Farm Credit Medium Term Notes                   1,065,000     6.30          7/20/98      1,066,818
General Motors Acceptance Corporation                   5,000,000     6.15          5/22/98      4,999,413
-----------------------------------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS                                                                     59,065,320
-----------------------------------------------------------------------------------------------------------

TAXABLE VARIABLE RATE PUT BONDS 7.3%
Alabama State Industrial Development
    Authority - S-Tool Project                          7,100,000     5.75          5/07/98      7,100,000
Aurora, Kane & DuPage Counties, Illinois
    Industrial Development Revenue                      1,400,000     5.75          5/07/98      1,400,000
Botsford General Hospital Revenue                       2,500,000     5.65          5/01/98      2,500,000
Chattanooga, Tennessee Industrial Development
    Board Revenue - Radisson Read Project               3,660,000     6.36          5/07/98      3,660,000
Community Health Systems, Inc.                          3,400,000     5.80          5/06/98      3,400,000
Health Midwest Ventures Group, Inc.                     8,250,000     5.70          5/06/98      8,250,000
Illinois Housing Development Revenue Bond              14,345,000     5.79          5/01/98     14,345,000
KinderCare Learning Centers, Inc.                       4,000,000     5.72          5/06/98      4,000,000
Mississippi Business Finance Corporation
    Industrial Development - GE Plastics Project        2,500,000     5.67          5/01/98      2,500,000
Mississippi Business Finance Corporation Industrial
    Development - Morton International, Inc.           14,500,000     5.79          5/01/98     14,500,000
Montgomery County, Pennsylvania Industrial
    Development Authority Revenue                       3,165,000     5.75          5/06/98      3,165,000
New Jersey Economic Development Authority
    Economic Development Revenue - MSNBC/CNBC           9,300,000     5.69          5/01/98      9,300,000
New Jersey Sports & Exposition Authority
    Sports Complex Subordinated Refunding Revenue      21,275,000     5.79          5/01/98     21,275,000
Passaic County, New Jersey General Obligation
    Refunding                                          13,500,000     5.70          5/06/98     13,500,000
J.H. Siroonian, Inc.                                    2,075,000     5.71          5/06/98      2,075,000
South Carolina Jobs - Economic Development
    Authority Health Facilities Revenue                 3,000,000     6.16          5/07/98      3,000,000
Stanislaus County, California Pension Obligations      10,000,000     5.79          5/01/98     10,000,000
Thayer Properties, LLC                                  3,530,000     5.75          5/07/98      3,530,000
Tifton Mall, Inc.                                       3,895,000     5.75          5/07/98      3,895,000
Virginia Housing Development Authority
    Multi-Family Housing Revenue                        1,980,000     5.79          5/01/98      1,980,000
WLB, LLC                                                2,000,000     5.75          5/07/98      2,000,000
-----------------------------------------------------------------------------------------------------------
TOTAL TAXABLE VARIABLE RATE PUT BONDS                                                          135,375,000
-----------------------------------------------------------------------------------------------------------

UNITED STATES GOVERNMENT AND AGENCY ISSUES 3.3%
Federal Home Loan Bank Notes                           12,250,000     5.70          3/17/99     12,250,000
                                                       11,375,000     5.71          3/04/99     11,375,000
Federal Home Loan Bank Bonds (c)                       21,900,000     5.76          5/06/99     21,900,000
Student Loan Marketing Association Floating
    Rate Notes                                          5,000,000     5.26          8/20/98      5,000,000
                                                       10,000,000     5.28          2/08/99     10,000,000
-----------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES GOVERNMENT AND AGENCY ISSUES                                                60,525,000
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES 102.1%                                                        1,897,061,189
Other Assets and Liabilities, Net (2.1%)                                                        (39,216,240)
-----------------------------------------------------------------------------------------------------------
NET ASSETS 100.0%                                                                            $1,857,844,949
===========================================================================================================


LEGEND
-----------------------------------------------------------------------------------------------------------
(a) Maturity date represents actual maturity or the earlier of the next put date or interest adjustment date. For U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.
(b) Restricted security.
(c) All or a portion of security is when-issued.

Percentages are stated as a percent of net assets.

See notes to financial statements.
8

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
April 30, 1998 (Unaudited)

ASSETS:
 Investments in Securities, at Amortized Cost          $1,897,061,189
 Interest Receivable                                        4,014,296
 Other Assets                                                 151,102
                                                       --------------
 Total Assets                                           1,901,226,587

LIABILITIES:
 Payable to Brokers for Securities Purchased               35,056,587
 Payable for Fund Shares Redeemed                             101,092
 Dividends Payable                                          8,018,642
 Accrued Operating Expenses and Other Liabilities             205,317
                                                       --------------
 Total Liabilities                                         43,381,638
                                                       --------------
NET ASSETS                                             $1,857,844,949
                                                       ==============
NET ASSETS CONSIST OF:
Capital Stock (par value and paid-in capital)          $1,857,844,949
                                                       ==============

Capital Shares Outstanding (Unlimited Number Authorized)1,857,844,949

NET ASSET VALUE PER SHARE                                       $1.00
                                                                ======
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the Six Months Ended April 30, 1998 (Unaudited)

INTEREST INCOME                                           $52,551,921

EXPENSES:
 Investment Advisory Fees                                   4,581,413
 Custodian Fees                                                31,377
 Shareholder Servicing Costs                                2,192,277
 Reports to Shareholders                                      515,119
 Other                                                        114,226
                                                          -----------
 Total Expenses before Waivers and Absorptions              7,434,412
 Voluntary Expense Waivers and Absorptions by Advisor      (3,036,255)
                                                          -----------
 Expenses, Net                                              4,398,157
                                                          -----------
NET INVESTMENT INCOME                                     $48,153,764
                                                          ===========

                      See notes to financial statements.
                                                                           9

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS ENDED          YEAR ENDED
                                                          APRIL 30, 1998        OCTOBER 31, 1997
                                                         -----------------      ----------------
                                                          (UNAUDITED)
OPERATIONS:
  Net Investment Income                                    $   48,153,764         $   99,257,747
  Net Realized Loss on Investments                                __                 (14,443,753)
                                                           --------------         --------------
  Increase in Net Assets Resulting from Operations             48,153,764             84,813,994

DISTRIBUTIONS:
  From Net Investment Income                                  (48,153,764)           (99,257,747)

CAPITAL SHARE TRANSACTIONS:
  Proceeds from Shares Sold                                 1,593,235,738          3,261,358,218
  Proceeds from Reinvestment of Distributions                  46,518,372             94,201,065
  Payment for Shares Redeemed                              (1,620,287,159)        (3,466,442,965)
                                                           --------------         ---------------
  Net Increase (Decrease) in Net Assets from Capital Share
  Transactions                                                 19,466,951           (110,883,682)

CAPITAL CONTRIBUTION (NOTE 4)                                      __                 14,443,753
                                                           --------------         ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        19,466,951           (110,883,682)

NET ASSETS:
  Beginning of Period                                       1,838,377,998          1,949,261,680
                                                           --------------         ---------------
  End of Period                                            $1,857,844,949         $1,838,377,998
                                                           ==============         ===============
TRANSACTIONS IN SHARES OF THE FUND:
  Sold                                                      1,593,235,738          3,261,358,218
  Issued in Reinvestment of Distributions                      46,518,372             94,201,065
  Redeemed                                                 (1,620,287,159)        (3,466,442,965)
                                                            -------------          --------------
  Net Increase (Decrease)                                      19,466,951           (110,883,682)
                                                            =============          ==============

                      See notes to financial statements.
10

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
April 30, 1998 (Unaudited)

1. ORGANIZATION
   The Strong Money Market Fund, Inc. is a diversified, open-end management investment company registered under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

   (A)Security Valuation--Investments are valued at amortized cost, which approximates current value. Amortized cost for federal income tax and financial reporting purposes is the same.

      The Fund owns certain investment securities which are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Fund generally bears the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these restricted securities held at April 30, 1998 were $818,368,071 and $822,169,356, respectively, representing 44.3% of the net assets of the Fund. Of these securities, 100% are Section 4(2) commercial paper or are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and also have been determined to be liquid by the Advisor based upon guidelines established by the Fund's Board of Directors.

   (B)Federal Income and Excise Taxes and Distributions to Shareholders--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

   (C)Other--Investment security transactions are recorded on the trade date. Dividend distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts.

3. RELATED PARTY TRANSACTIONS
   Strong Capital Management, Inc. (the "Advisor"), with whom certain officers and directors of the Fund are affiliated, provides investment advisory services and shareholder recordkeeping and related services to the Fund.
   The investment advisory fee, which is established by terms of the Advisory Agreement, is based on an annualized rate of 0.50% of the average daily net assets of the Fund. Advisory fees are subject to reimbursement by the Advisor if the Fund's operating expenses exceed certain levels. Shareholder recordkeeping and related service fees are based on contractually established rates for each open and closed shareholder account. In addition, the Advisor is compensated for certain other services related to costs incurred for reports to shareholders.

   The amount payable to the Advisor at April 30, 1998, other shareholder servicing expenses paid to the Advisor, and unaffiliated directors' fees, excluding the effects of waivers and reimbursements, for the six months then ended were $196,622, $40,410, and $10,609, respectively.

4. CAPITAL CONTRIBUTION
   On January 31, 1997, the Advisor purchased a security from the Fund for $14,443,753 in excess of the security's fair value. The Fund recorded a realized loss on the sale and a capital contribution of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution. For tax purposes, the capital contribution reduced the realized losses for the year ended October 31, 1997.
                                                                             11


FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                        SELECTED PER-SHARE DATA(a)
                ------------------------------------------------------------------------------------------------
                           INCOME FROM INVESTMENT OPERATIONS          LESS DISTRIBUTIONS
                           -------------------------------------   ------------------------

                 Net Asset            Net Realized     Total                                              Net Asset
                  Value,       Net      Losses          From       From Net                 Capital          Value,
                 Beginning  Investment     on         Investment  Investment    Total      Contribution      End of
                of Period    Income    Investments    Operations   Income    Distributions  (Note 4)         Period
April 30, 1998(b)  $1.00    $0.03         --            $0.03     ($0.03)    ($0.03)         --              $1.00
Oct. 31, 1997       1.00     0.05       ($0.01)          0.04      (0.05)     (0.05)       $0.01              1.00
Oct. 31, 1996       1.00     0.05         --             0.05      (0.05)     (0.05)         --               1.00
Oct. 31, 1995 (c)   1.00     0.05         --             0.05      (0.05)     (0.05)         --               1.00
Dec. 31, 1994       1.00     0.04         --             0.04      (0.04)     (0.04)         --               1.00
Dec. 31, 1993       1.00     0.03         --             0.03      (0.03)     (0.03)         --               1.00
Dec. 31, 1992       1.00     0.04         --             0.04      (0.04)     (0.04)         --               1.00


                                RATIOS AND SUPPLEMENTAL DATA
                  ------------------------------------------------------------------------

                            Net                          Ratio of Expenses    Ratio of Net
                           Assets,        Ratio of       to Average Net       Investment
                           End of         Expenses        Assets Without        Income
                  Total    Period (In    to Average       Waivers and          to Average
                  Return   Millions)      Net Assets      Absorbtions          Net Assets
April 30, 1998(b)  +2.6%    $1,858            0.5%*         0.8%*               5.2%*
Oct. 31, 1997      +5.3%(d)  1,838            0.5%          0.9%                5.2%
Oct. 31, 1996      +5.4%     1,949            0.4%          0.8%                5.3%
Oct. 31, 1995 (c)  +5.2%     1,934            0.0%*         0.7%*               6.1%*
Dec. 31, 1994      +4.0        541            0.6%          0.9%                4.0%
Dec. 31, 1993      +2.9%       330            0.7%          1.0%                2.9%
Dec. 31, 1992      +3.7%       390            0.8%          1.1%                3.7%
  *  Calculated on an annualized basis.
(a)  Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)  For the six months ended April 30, 1998 (Unaudited).
(c)  In 1995, the Fund changed its fiscal year end from December to October.
     Total return is not annualized.
(d)  Had the Advisor not made the capital contribution as described in Note 4, the adjusted total return would have been 4.5% for the year ended October 31,
     1997.

12

                                     DIRECTORS
                                Richard S. Strong
                                  Willie D. Davis
                                 Stanley Kritzik
                                Marvin E. Nevins
                                 William F. Vogt

                                     OFFICERS
                    Richard S. Strong, Chairman of the Board
                          Mary F. Hoppa, Vice President
                         Thomas P. Lemke, Vice President
                         John S. Weitzer, Vice President
              Stephen J. Shenkenberg, Vice President and Secretary
                           John A. Flanagan, Treasurer

                               INVESTMENT ADVISOR
                         Strong Capital Management, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                                  DISTRIBUTOR
                         Strong Funds Distributors, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                                    CUSTODIAN
                              Firstar Trust Company
                    P.O. Box 701, Milwaukee, Wisconsin 53201

                  TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT
                         Strong Capital Management, Inc.
                    P.O. Box 2936 Milwaukee, Wisconsin 53201

                                     AUDITOR
                            Coopers & Lybrand L.L.P.
              411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

                                  LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
               780 North Water Street, Milwaukee, Wisconsin 53202

  For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only.







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                           To order a free prospectus kit,
                                 CALL 1-800-368-1030

                           To learn more about our funds,
                            discuss an existing account,
                             or conduct a transaction,
                                CALL 1-800-368-3863
                                -------------------

                                    If you are a
                               Financial Professional,
                                 CALL 1-800-368-1683

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                                www.strong-funds.com




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                                    STRONG FUNDS
                     P.O. Box 2936 o Milwaukee, Wisconsin 53201
                      Strong Funds Distributors, Inc. 7770E98           98SMON